INCOME TAX	6 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11 -	INCOME TAX

Effective tax rate

The effective income tax rate (“ETR”) of our Company was 18.4% for the six months ended Dec 31, 2017 as compared to 12.6% for the six months ended Dec 31, 2016. The ETR fluctuation was mainly due to the different pre-tax income mixes with different tax rates, as the Company’s subsidiaries apply to different tax rates.